Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.75%
Aerospace & Defense–4.74%
BAE Systems PLC (United Kingdom)	1,324,800	$37,504,201
Curtiss-Wright Corp.	45,810	33,166,440
Howmet Aerospace, Inc.	313,920	88,607,059
		159,277,700
Alternative Carriers–0.27%
Space Exploration Technologies Corp., Class A(b)(c)	82,562	8,947,244
Application Software–1.11%
Datadog, Inc., Class A(b)	139,050	37,261,228
Automobile Manufacturers–0.78%
Tesla, Inc.(b)	84,420	26,272,348
Automotive Retail–0.58%
Carvana Co.(b)	313,200	19,531,152
Biotechnology–0.83%
Natera, Inc.(b)	104,400	27,954,144
Broadline Retail–6.94%
Amazon.com, Inc.(b)	857,970	233,007,493
Building Products–2.54%
Johnson Controls International PLC	580,690	85,163,995
Cargo Ground Transportation–0.44%
FedEx Freight Holding Co., Inc.(b)	104,040	14,620,741
Communications Equipment–0.40%
F5, Inc.(b)	33,300	13,405,581
Construction & Engineering–0.51%
MasTec, Inc.(b)	64,800	17,048,880
Construction Machinery & Heavy Transportation Equipment– 1.48%
Caterpillar, Inc.	60,984	49,690,373
Consumer Finance–0.21%
Figure Technology Solutions, Inc., Class A(b)(c)	289,100	7,201,481
Copper–1.29%
Freeport-McMoRan, Inc.	689,220	43,165,849
Electric Utilities–0.08%
INNIO Holding GmbH (Germany),	109,091	2,664,002
Electrical Components & Equipment–1.52%
Vertiv Holdings Co., Class A	210,708	50,900,732
Electronic Components–1.47%
Coherent Corp.(b)	187,560	49,307,648
Food Distributors–1.05%
US Foods Holding Corp.(b)	351,180	35,325,196
Food Retail–0.62%
Casey’s General Stores, Inc.	23,850	20,773,350
Shares		Value
Heavy Electrical Equipment–1.72%
GE Vernova, Inc.	58,230	$57,664,587
Hotels, Resorts & Cruise Lines–0.76%
Viking Holdings Ltd.(b)	245,430	25,610,621
Integrated Oil & Gas–0.54%
Suncor Energy, Inc. (Canada)	271,440	18,228,314
Interactive Media & Services–8.98%
Alphabet, Inc., Class A	3,780	1,346,171
Alphabet, Inc., Class C	664,560	237,015,324
Meta Platforms, Inc., Class A	113,688	63,291,247
		301,652,742
Internet Services & Infrastructure–3.42%
Cloudflare, Inc., Class A(b)	203,940	56,895,181
MongoDB, Inc.(b)	44,100	14,882,868
Snowflake, Inc., Class A(b)	147,240	43,182,547
		114,960,596
Investment Banking & Brokerage–3.45%
Interactive Brokers Group, Inc., Class A	825,570	72,641,904
Morgan Stanley	205,200	43,178,184
		115,820,088
Leisure Facilities–0.65%
Life Time Group Holdings, Inc.(b)	483,565	21,808,782
Life Sciences Tools & Services–0.46%
Medpace Holdings, Inc.(b)	27,000	15,581,970
Oil & Gas Equipment & Services–0.48%
TechnipFMC PLC (United Kingdom)	223,200	15,994,512
Oil & Gas Storage & Transportation–1.28%
Williams Cos., Inc. (The)	602,550	43,106,427
Pharmaceuticals–2.95%
Eli Lilly and Co.	86,140	98,961,078
Semiconductor Materials & Equipment–9.49%
Applied Materials, Inc.	133,200	67,621,644
ASML Holding N.V., New York Shares (Netherlands)	35,370	57,617,730
Entegris, Inc.	316,900	37,726,945
Lam Research Corp.	413,100	121,046,562
Teradyne, Inc.	94,770	34,845,981
		318,858,862
Semiconductors–23.09%
Advanced Micro Devices, Inc.(b)	218,700	104,134,005
Broadcom, Inc.	224,651	87,452,141
GLOBALFOUNDRIES, Inc.	396,900	19,841,031
Marvell Technology, Inc.	144,000	27,008,640
Monolithic Power Systems, Inc.	24,120	34,395,844
NVIDIA Corp.	1,846,710	370,727,032
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	225,062	90,981,314
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	148,500	$40,947,390
		775,487,397
Systems Software–7.31%
CrowdStrike Holdings, Inc., Class A(b)	210,848	40,242,449
Microsoft Corp.	326,160	151,573,075
Palo Alto Networks, Inc.(b)	161,730	53,666,866
		245,482,390
Technology Hardware, Storage & Peripherals–8.31%
Apple, Inc.	507,735	156,844,419
Sandisk Corp.(b)	17,100	20,773,593
Western Digital Corp.	186,300	101,503,692
		279,121,704
Total Common Stocks & Other Equity Interests (Cost $1,768,307,823)		3,349,859,207
Money Market Funds–0.65%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	7,596,853	7,596,853
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	14,108,441	14,108,441
Total Money Market Funds (Cost $21,705,294)		21,705,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $1,790,013,117)		3,371,564,501
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.46%
Invesco Private Government Fund, 3.69%(d)(e)(f)	4,267,841	$4,267,841
Invesco Private Prime Fund, 3.82%(d)(e)(f)	11,079,034	11,080,142
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,348,170)		15,347,983
TOTAL INVESTMENTS IN SECURITIES–100.86% (Cost $1,805,361,287)		3,386,912,484
OTHER ASSETS LESS LIABILITIES—(0.86)%		(28,855,127)
NET ASSETS–100.00%		$3,358,057,357
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,135,020	$174,031,029	$(167,569,196)	$-	$-	$7,596,853	$131,732
Invesco Treasury Portfolio, Institutional Class	2,107,864	323,200,483	(311,199,906)	-	-	14,108,441	243,993
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,886,308	345,979,781	(360,598,248)	-	-	4,267,841	486,807*
Invesco Private Prime Fund	49,159,974	596,905,805	(634,971,737)	(187)	(13,713)	11,080,142	1,355,996*
Total	$71,289,166	$1,440,117,098	$(1,474,339,087)	$(187)	$(13,713)	$37,053,277	$2,218,528

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,312,355,006	$37,504,201	$—	$3,349,859,207
Money Market Funds	21,705,294	15,347,983	—	37,053,277
Total Investments	$3,334,060,300	$52,852,184	$—	$3,386,912,484
Invesco Summit Fund